Document and Entity Information	Dec. 15, 2020
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001588972
Document Type	8-K
Document Period End Date	Dec. 15, 2020
Entity Registrant Name	Recro Pharma, Inc.
Entity Incorporation State Country Code	PA
Entity File Number	001-36329
Entity Tax Identification Number	26-1523233
Entity Address, Address Line One	490 Lapp Road
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(484)
Local Phone Number	395-2470
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	REPH
Entity Emerging Growth Company	false